SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
8. SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of December 31, 2021	360,000,000	183,694,196	1,836
$60 million 2021 ATM offering	-	10,764,990	108
$60 million 2022 ATM offering	-	8,213,676	82
Balance as of June 30, 2022	360,000,000	202,672,862	2,026

On September 29, 2021, the Company entered into a new equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering (the “$60 million 2021 ATM”) program having an aggregate offering price of up to $60,000,000. As of December 31, 2021, the Company had raised gross and net proceeds (after deducting sales commissions and other fees and expenses) of $22.3 million and $21.7 million, respectively, by issuing and selling 10,222,105 common shares. Subsequent to December 31, 2021, and through to February 14, 2022, the Company has raised gross and net proceeds of $16.9 million and $16.5 million, respectively, by issuing and selling 10,764,990 common shares. The $60 million 2021 ATM was terminated on February 14, 2022, after having utilized $39.2 million of the program.

On February 14, 2022, the Company entered into a new equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering (the “$60 million 2022 ATM”) program having an aggregate offering price of up to $60,000,000. As of June 30, 2022, the Company had raised gross and net proceeds (after deducting sales commissions and other fees and expenses) of $18.9 million and $18.4 million, respectively, by issuing and selling 8,213,676 common shares. Subsequent to June 30, 2022, and up to September 26, 2022, the Company has raised gross and net proceeds of $14.6 million and $14.3 million, respectively, by selling and issuing 6,123,582 commons shares with a remaining available balance of $26.4 million under this ATM. Based on the share price of the Company of $3.08 as of September 26, 2022, it would have resulted in 8,585,437 new shares being issued, if fully utilizing the remaining balance available of the $60 million 2022 ATM.